UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10431

Waddell & Reed InvestEd Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS InvestEd Growth Portfolio (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Cash Management, Class A	40,380	$40,380
Waddell & Reed Advisors International Growth Fund, Class Y	4,180	37,282
Waddell & Reed Advisors New Concepts Fund, Class Y (A)	1,175	12,582
Waddell & Reed Advisors Small Cap Fund, Class Y (A)	894	12,832
Waddell & Reed Advisors Vanguard Fund, Class Y	2,479	18,569

TOTAL AFFILIATED MUTUAL FUNDS – 100.1%		$121,645
(Cost: $116,479)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.150%, 10–1–10 (B)	$72	$72

(Cost: $72)

TOTAL INVESTMENT SECURITIES – 100.2%		$121,717
(Cost: $116,551)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(203)

NET ASSETS – 100.0%		$121,514

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$121,645	$—	$—
Short-Term Securities	—	72	—
Total Investments in Securities	$121,645	$72	$—

(A)	No dividends were paid during the preceding 12 months.
(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

See Accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS InvestEd Balanced Portfolio (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Cash Management, Class A	56,197	$56,197
Waddell & Reed Advisors International Growth Fund, Class Y	1,696	15,129
Waddell & Reed Advisors New Concepts Fund, Class Y (A)	953	10,211
Waddell & Reed Advisors Vanguard Fund, Class Y	2,012	15,070

TOTAL AFFILIATED MUTUAL FUNDS – 100.1%		$96,607
(Cost: $93,538)

SHORT-TERM SECURITIES – 0.0%	Principal
Master Note
Toyota Motor Credit Corporation, 0.150%, 10–1–10 (B)	$37	$37

(Cost: $37)

TOTAL INVESTMENT SECURITIES – 100.1%		$96,644
(Cost: $93,575)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(89)

NET ASSETS – 100.0%		$96,555

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$96,607	$—	$—
Short-Term Securities	—	37	—
Total Investments in Securities	$96,607	$37	$—

(A)	No dividends were paid during the preceding 12 months.
(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

See Accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS InvestEd Conservative Portfolio (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS – 100.0%	Shares	Value
Waddell & Reed Advisors Cash Management, Class A	62,422	$62,422

(Cost: $62,422)

SHORT-TERM SECURITIES – 0.5%	Principal
Master Note
Toyota Motor Credit Corporation, 0.150%, 10–1–10 (A)	$282	$282

(Cost: $282)

TOTAL INVESTMENT SECURITIES – 100.5%		$62,704
(Cost: $62,704)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5%)		(275)

NET ASSETS – 100.0%		$62,429

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$62,422	$—	$—
Short-Term Securities	—	282	—
Total Investments in Securities	$62,422	$282	$—

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The Schedule of Investments of Waddell & Reed Advisors Cash Management, in which Conservative Portfolio is 100.0% invested, follows:

Insert 9/30/10 Cash Management SOI and Notes to SOI

See Accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Commercial Paper (A)
American Honda Finance Corp.:
0.180%, 10–6–10	$26,000	$25,999
0.230%, 11–22–10	4,000	3,999
Corporacion Andina de Fomento:
0.860%, 10–5–10	11,000	10,999
0.480%, 10–15–10	10,000	9,996
0.190%, 10–28–10	30,500	30,495
Hewlett-Packard Company, 0.150%, 10–4–10	12,945	12,945
Honeywell International Inc., 0.590%, 12–27–10	10,800	10,784
John Deere Credit Limited (John Deere Capital Corporation), 0.210%, 10–28–10	20,000	19,997
Nokia Corp.:
0.210%, 10–7–10	6,000	6,000
0.220%, 10–13–10	40,505	40,502
0.210%, 10–14–10	5,000	4,999
Novartis Securities Investment Ltd., 0.000%, 10–1–10	12,000	12,000
PACCAR Financial Corp., 0.270%, 12–2–10	18,600	18,591
Panasonic Finance America, Inc.:
0.190%, 10–4–10	11,000	11,000
0.400%, 1–13–11	15,000	14,983
0.430%, 2–14–11	35,000	34,942
Prudential Funding LLC, 0.000%, 10–1–10	28,000	28,000
Sonoco Products Co., 0.000%, 10–1–10	6,000	6,000
Straight-A Funding, LLC (Federal Financing Bank):
0.200%, 10–13–10	10,000	9,999
0.210%, 11–5–10	42,100	42,091
0.250%, 12–13–10	30,000	29,985
Wisconsin Electric Power Co., 0.000%, 10–1–10	31,069	31,069

Total Commercial Paper – 33.5%		415,375
Commercial Paper (backed by irrevocable bank letter of credit) (A)
COFCO Capital Corp. (Rabobank Nederland), 0.280%, 10–20–10	62,150	62,140
River Fuel Company #2, Inc. (Bank of New York (The)), 0.340%, 10–29–10	14,500	14,496
River Fuel Funding Company #3, Inc. (Bank of New York (The)), 0.280%, 10–29–10	10,000	9,998
River Fuel Trust #1 (Bank of New York (The)), 0.340%, 10–29–10	12,600	12,597

Total Commercial Paper (backed by irrevocable bank letter of credit) – 8.0%		99,231
Notes
3M Company, 5.610%, 12–12–10	30,750	31,068
Bank of America, N.A., 0.763%, 10–22–10 (B)	12,800	12,800
BellSouth Corporation, 4.295%, 4–26–11 (C)	20,000	20,378

Notes (Continued)
Citigroup Inc.:
0.452%, 11–18–10 (B)	$19,300	$19,255
6.500%, 1–18–11	12,390	12,553
5.100%, 9–29–11	13,349	13,887
Countrywide Home Loans Inc. (Bank of America), 4.000%, 3–22–11	21,000	21,338
IBM International Group Capital LLC (International Business Machines Corporation), 0.568%, 11–26–10 (B)	11,000	11,000
Rabobank Nederland, 0.446%, 11–16–10 (B)	7,500	7,500
Royal Bank of Scotland plc (The), 1.010%, 10–28–10 (B)	37,000	37,000
Washington Mutual Finance Corp. (Citigroup), 6.875%, 5–15–11	5,000	5,182
Wells Fargo & Company, 0.948%, 10–25–10 (B)	10,000	10,012

Total Notes – 16.3%		201,973
Notes (backed by irrevocable bank letter of credit)
Conestoga Wood Specialties Corp, Var Rate Demand Rev Bonds, Ser 2000 (Wachovia Bank, N.A.), 0.330%, 10–1–10 (B)	1,715	1,715
EPC–Allentown, LLC, Incremental Taxable Var Rate Demand Bonds, Ser 2005 (Wachovia Bank, N.A.), 0.330%, 10–1–10 (B)	8,430	8,430
P&W Holdings, LLC, Taxable Var Rate Demand Bonds, Ser 2005 (Wachovia Bank, N.A.), 0.320%, 10–1–10 (B)	4,015	4,015
The Academy of the New Church, Taxable Var Rate Demand Bonds, Ser 2008 (Wachovia Bank, N.A.), 0.280%, 10–1–10 (B)	19,120	19,120
Trap Rock Industries, Inc., Taxable Var Demand Bonds, Ser 2005 (Wachovia Bank, N.A.), 0.280%, 10–1–10 (B)	12,385	12,385

Total Notes (backed by irrevocable bank letter of credit) – 3.7%		45,665

TOTAL CORPORATE OBLIGATIONS – 61.5%		$762,244
(Cost: $762,244)

MUNICIPAL OBLIGATIONS
Arizona – 0.3%
Indl Dev Auth of Phoenix, AZ, Adj Mode, Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apartment Proj), Ser 2007A (Wachovia Bank, N.A.), 0.260%, 10–1–10 (B)	4,000	4,000

California – 2.6%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (Bank of America, N.A), 0.290%, 10–1–10 (B)	2,885	2,885

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
California (Continued)
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A), 0.290%, 10–1–10 (B)	$4,000	$4,000
Cnty of Santa Clara, Teeter Plan Oblig, Commercial Paper Notes, Ser A, 0.260%, 10–6–10	15,000	15,000
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008–A (Bank of America, N.A.), 0.230%, 10–1–10 (B)	4,950	4,950
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.), 0.260%, 10–1–10 (B)	5,000	5,000

		31,835

Colorado – 1.3%
Castle Pines North Fin Corp, Var Rate Cert of Participation, Ser 2009 (Wells Fargo Bank, N.A.), 0.300%, 10–1–10 (B)	3,075	3,075
Castle Rock, CO, Var Rate Cert of Participation, Ser 2008 (Wells Fargo Bank, N.A.), 0.300%, 10–1–10 (B)	8,985	8,985
Harvest Junction Metro Dist (Longmont, CO), Ltd Tax GO Var Rate Bonds, Ser 2006 (U.S. Bank N.A.), 0.300%, 10–1–10 (B)	3,000	3,000
Westminster Econ Dev Auth, CO, Tax Increment Var Rate Rev Rfdg Bonds (Mandalay Gardens Urban Renewal Proj), Ser 2009 (U.S. Bank N.A.), 0.300%, 10–1–10 (B)	1,630	1,630

		16,690

Florida – 2.3%
Cape Coral, FL (Bank of America, N.A.), 0.320%, 11–1–10	13,199	13,199
Pinellas Cnty Edu Fac Auth, Rfdg Prog Rev Bonds (Pooled Independent High Edu Institutions Loan Proj), Ser 1985 (Wachovia Bank, N.A.), 0.320%, 11–15–10	15,500	15,500

		28,699

Georgia – 4.6%
Dev Auth of Talbot Cnty, Incremental Taxable Indl Dev Var Rate Rev Bonds (Junction City Mining Co, LLC Proj), Ser 2000 (Wachovia Bank, N.A.), 0.280%, 10–1–10 (B)	4,460	4,460
Habersham Cnty Dev Auth, Tax-Exempt Adj Mode, Indl Dev Rev Bonds (Stellcell of North America, Inc. Proj), Ser 2009 (Bank of America, N.A.), 0.440%, 10–1–10 (B)	6,300	6,300
Muni Elec Auth of GA:
0.310%, 10–12–10	14,800	14,800
0.340%, 11–1–10	28,667	28,667
0.340%, 11–1–10	2,243	2,243

		56,470

Illinois – 3.7%
Chicago GO Tender Notes, Taxable Ser 2009 (U.S. Bank, N.A.), 0.640%, 12–15–10	$23,500	$23,500
Chicago, IL, Econ Dev Var Rate Rev Bonds (Crane Carton Co Proj), Ser 1992 (Bank of America, N.A.), 0.450%, 10–1–10 (B)	3,000	3,000
Elmurst, IL, Adj Demand Rev Bonds, Joint Commission on Accreditation of Hlthcare Organizations, Ser 1988 (JPMorgan Chase Bank, N.A.), 0.270%, 10–1–10 (B)	9,725	9,725
IL Fin Auth (Loyola Univ of Chicago Fin Prog), Commercial Paper Rev Notes, 0.280%, 12–1–10	5,000	5,000
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (JPMorgan Chase Bank, N.A.), 0.250%, 10–1–10 (B)	5,000	5,000

		46,225

Indiana – 0.2%
IN Fin Auth, Hlth Sys Rev Bonds (Sisters of St. Francis Hlth Svcs, Inc. Obligated Group), Ser 2009H (JPMorgan Chase Bank, N.A.), 0.260%, 10–1–10 (B)	2,000	2,000

Louisiana–1.1%
LA Pub Fac Auth, Var Rate Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Bank of New York Mellon Trust Company, N.A. (The)), 0.500%, 10–1–10 (B)	5,500	5,500
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (Bank of New York (The)), 0.240%, 10–6–10 (B)	5,000	5,000
Parish of St. Bernard, LA, Exempt Fac Var Rate Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (Exxon Mobil Corporation), 0.250%, 10–1–10 (B)	3,300	3,300

		13,800

Maryland – 0.6%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (Wachovia Bank, N.A.), 0.280%, 10–1–10 (B)	7,850	7,850

Massachusetts – 1.1%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (JPMorgan Chase Bank, N.A.), 0.260%, 10–1–10 (B)	14,000	14,000

Michigan – 1.4%
Board of Regents of Eastn MI Univ, General Rev Var Rate Demand Rfdg Bonds, Ser 2009A, 0.340%, 10–1–10 (B)	16,900	16,900

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Mississippi – 6.1%
MS Bus Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (Wachovia Bank, N.A.), 0.280%, 10–1–10 (B)	$8,919	$8,919
MS Bus Fin Corp, Gulf Opp Zone Indl Dev Var Rate Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (Chevron Corporation), 0.270%, 10–1–10 (B)	41,500	41,500
MS Bus Fin Corp, Taxable Indl Dev Rev Bonds (Telapex, Inc. Proj), Ser 2000 (Wachovia Bank, N.A.), 0.280%, 10–1–10 (B)	15,000	15,000
MS Dev Bank, Var Rate Demand Rfdg Bonds (Harrison Cnty, MS GO Coliseum and Convention Ctr Rfdg Bonds), Ser 2010B (Bank of America, N.A.), 0.280%, 10–1–10 (B)	10,000	10,000

		75,419

Missouri – 0.8%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (JPMorgan Chase & Co.), 0.350%, 10–1–10 (B)	6,855	6,855
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Ninth Street Garage Proj), Ser 2004B (Bank of America, N.A.), 0.500%, 10–1–10 (B)	3,265	3,265

		10,120

New York – 4.5%
NY Hsng Fin Agy, Related-Caroline Apartments Hsng Rev Bonds, Ser 2008A (Federal Home Loan Mortgage Corporation), 0.280%, 10–1–10 (B)	14,000	14,000
NY State Enrg Research and Dev Auth, Elec Fac Rev Bonds (Long Island Lighting Co Proj) Ser 1997A (Royal Bank of Scotland), 0.270%, 10–1–10 (B)	6,600	6,600
NY State Hsng Fin Agy, Archstone Westbury Hsng Var Rate Rev Bonds, Ser A (Bank of America, N.A.), 0.270%, 10–1–10 (B)	18,860	18,860
NYC GO Bonds, Fiscal 2006 Ser E (Bank of America, N.A.), 0.270%, 10–1–10 (B)	5,000	5,000
NYC Indl Dev Agy, Var Rate Demand Civid Fac Rfdg and Impvt Rev Bonds (Touro College Proj), Ser 2007 (JPMorgan Chase Bank, N.A.), 0.250%, 10–1–10 (B)	10,700	10,700

		55,160

Ohio – 0.9%
The Univ of Toledo (A State Univ of OH), Gen Receipt Bonds, Var Rate, Ser 2008B, 0.340%, 10–1–10 (B)	11,350	11,350

Tennessee – 0.3%
The Hlth and Edu Fac Board of the Metro Govt of Nashville and Davidson Cnty, TN, Var Rate Rev and Rfdg Bonds (Meharry Med College Proj), Ser 1998 (Bank of America, N.A.), 0.550%, 10–1–10 (B)	$3,090	$3,090

Texas – 1.3%
Harris Cnty Hosp Dist, Sr Lien Rfdg Var Rate Rev Bonds, Ser 2010, 0.270%, 10–1–10 (B)	11,000	11,000
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (Air Products and Chemicals, Inc.), 0.460%, 10–1–10 (B)	5,500	5,500

		16,500

Virginia – 0.3%
Pennisula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Associates Proj), Ser 1987-A (U.S. Bank, N.A.), 0.270%, 10–1–10	3,500	3,500

Washington – 0.2%
WA State Hsng Fin Commission, Var Rate Demand Multifam Mtg Rev Bonds (Lake Washington Apartments Proj), Ser 1996 (U.S. Bank N.A.), 0.300%, 10–1–10 (B)	2,140	2,140

Wisconsin – 0.4%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (JPMorgan Chase Bank, N.A.), 0.280%, 10–1–10 (B)	5,230	5,230

Wyoming – 0.6%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bds (Chevron U.S.A. Inc. Proj), Ser 1992 (Chevron Corporation), 0.270%, 10–1–10 (B)	7,000	7,000

TOTAL MUNICIPAL OBLIGATIONS – 34.6%		$427,978
(Cost: $427,978)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Defeased Loan Trust 2010-2, 1.040%, 8–13–11	10,857	10,856
Overseas Private Investment Corporation:
0.230%, 11–15–10 (B)	7,000	7,000
0.240%, 11–15–10 (B)	5,000	5,000
0.230%, 12–15–10 (B)	5,824	5,824

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value

United States Government Agency Obligations (Continued)
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations), 0.542%, 10–15–10 (B)	$22,655	$22,655

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 4.1%		$51,335
(Cost: $51,335)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,241,557
(Cost: $1,241,557)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(3,006)

NET ASSETS – 100.0%		$1,238,551

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at September 30, 2010.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

See Accompanying Notes to Financial Statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED INVESTED PORTFOLIOS
(Registrant)

By	/s/ Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 23, 2010

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 23, 2010